Income Taxes - Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 116,614,520	$ 98,415,751	$ 77,822,839
Deferred tax benefit in net profit for the year	13,810,280	1,455,448	15,035,341
Deferred tax from discontinued operations	0	1,808,298	4,731,603
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	29,562,781	18,813,454
Deferred tax benefit in net profit for the year	15,065,996	1,759,784	1,812,523
Deferred revenues [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	8,691,188	8,153,287
Deferred tax benefit in net profit for the year	1,767	(688,767)	2,202,413
Tax losses carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	36,970,123	33,314,653
Deferred tax benefit in net profit for the year	8,575,209	1,202,546	5,571,115
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(8,699,418)	(18,840,025)
Deferred tax benefit in net profit for the year	2,157,776	1,696,734	8,016,244
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,054,611	405,489
Deferred tax benefit in net profit for the year	669,382	253,932	852,888
Licenses and rights of use [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(2,621,672)	(2,630,583)
Deferred tax benefit in net profit for the year	141,060	229,244	480,502
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	34,663,794	36,662,123
Deferred tax benefit in net profit for the year	(3,224,333)	(6,148,504)	(354,802)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	16,993,113	22,537,353
Deferred tax benefit in net profit for the year	$ (9,576,577)	$ 3,150,479	$ (3,545,542)